Supplement to the
Fidelity's Michigan Municipal Funds
March 1, 2018
Prospectus

The following information supplements similar information for Fidelity® Michigan Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin (co-manager) has managed the fund since September 2018.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

The following information supplements the biographical information for Fidelity® Michigan Municipal Income Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin is co-manager of Fidelity® Michigan Municipal Income Fund, which she has managed since September 2018. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

MIS-MIF-18-01 1.475738.139	September 11, 2018

Supplement to the
Fidelity's Ohio Municipal Funds
March 1, 2018
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin (co-manager) has managed the fund since September 2018.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin is co-manager of Fidelity® Ohio Municipal Income Fund, which she has managed since September 2018. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

OFS-OFR-18-01 1.475823.138	September 11, 2018

Supplement to the
Fidelity's Pennsylvania Municipal Funds
March 1, 2018
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin (co-manager) has managed the fund since September 2018.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin is co-manager of Fidelity Pennsylvania Municipal Income Fund, which she has managed since September 2018. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

PFR-18-01 1.479534.140	September 11, 2018